Net Income (Loss) per Share - Basic and diluted net income per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) Vote class ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Computation of Earnings Per Share [Line Items]
Net income (loss) attributable to Class A and Class B ordinary shareholders-basic | ¥		¥ (745,225)	¥ 829,151	¥ 811,297
Plus: interest expense for convertible notes | ¥			679	7,707
Net income (loss) attributable to Class A and Class B ordinary shareholders-diluted | ¥		¥ (745,225)	¥ 829,830	¥ 819,004
Weighted average number of Class A and Class B ordinary shares outstanding-basic		31,020,439	30,580,181	29,288,401
Plus: shares outstanding for convertible notes			62,723	1,048,128
Weighted average number of Class A and Class B ordinary shares outstanding-diluted		31,020,439	30,924,095	30,710,540
Basic net income (loss) per share | (per share)	$ (3.68)	¥ (24.02)	¥ 27.12	¥ 27.70
Diluted net income (loss) per share | (per share)	$ (3.68)	¥ (24.02)	¥ 26.84	¥ 26.67
Common stock
Number of classes of common stock | class		2
Stock Options
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS			244,806	347,703
Restricted Stock
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS			36,385	26,308
Class A
Common stock
Number of votes per share | Vote		1
Class B
Common stock
Number of votes per share | Vote		4